Long-Term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Long-term debt instruments and balances under capital lease obligations
The table below presents our long-term debt instruments and balances under capital lease obligations outstanding at September 30, 2012 and 2011:

	September 30,
	2012		2011
	Carrying Amount	Debt Premium	Carrying Amount
	(in thousands)
Recourse to EZCORP:
Domestic line of credit up to $175,000 due 2015	$130,000	$—	$17,500
Capital lease obligations	1,589	—	—
Nonrecourse to EZCORP:
Secured foreign currency line of credit up to $3,900 due 2014	2,629	199	—
Secured foreign currency line of credit up to $19,500 due 2015	16,073	—	—
Secured foreign currency line of credit up to $23,300 due 2017	11,263	—	—
Securitization borrowing facility up to $116,700 due 2017	32,679	—	—
10% unsecured notes due 2013	1,766	—	—
15% unsecured notes due 2013	14,262	1,334	—
16% unsecured notes due 2013	5,248	108	—
10% unsecured notes due 2014	963	—	—
10% unsecured notes due 2015	427	—	—
15% secured notes due 2015	4,488	597	—
10% unsecured notes due 2016	123	—	—
Total long-term obligations	$221,510	$2,238	$17,500
Less current portion	21,679	—	—
Total long-term and capital lease obligations	$199,831	$2,238	$17,500